Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investments
Schedule of investments

	At June 30,	At December 31,
	2024	2023
Equity investments at FVTOCI	$267.5	$246.4
Warrants	10.5	8.1
	$278.0	$254.5

Schedule of equity method investments

	At June 30,	At December 31,
	2024	2023
Labrador Iron Ore Royalty Corporation ("LIORC")	$134.6	$152.7
G Mining Ventures	77.1	47.6
Other	55.8	46.1
	$267.5	$246.4

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$17.8	$(6.6)	$19.8	$1.2
Income tax (expense) recovery in other comprehensive income (loss)	(2.4)	0.8	(2.6)	(0.2)
Gain (loss) on changes in the fair value of equity investments at FVTOCI, net of income tax	$15.4	$(5.8)	$17.2	$1.0